Share-Based Payments - LTI Stock Option Plan Executives - Additional Information (Detail) Unit_pure in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of stock options granted | $	$ 7.54	$ 11.79	$ 16.92
Number of shares issued	1,959,000,000	1,957,000,000	1,934,000,000
Long Term Incentive Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted		100,000
Fair value of stock options granted | $		$ 2,000,000
Long Term Incentive Stock Option Plan [member] | Executive [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	36,000,000	4,000,000
Long Term Incentive Stock Option Plan [member] | Executive [member] | AB inBev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	381,000,000	81,000,000
Fair value of stock options granted | $	$ 287,000,000	$ 91,000,000
Long Term Restricted Stock Unit Program One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	5 years
Long Term Restricted Stock Unit Program One [member] | Executive [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	7,000,000	900,000
Fair value of stock options granted | $	$ 307,000,000	$ 74,000,000
Long Term Restricted Stock Unit Program Two [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted stock units, vesting period	five years
Restricted stock units, vesting period variance	2 years 6 months
Long Term Restricted Stock Unit Program Two [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted stock units, vesting period variance	3 years
Long Term Restricted Stock Unit Program Two [member] | Executive [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	800,000	0
Long term restricted stock unit program two series two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted stock units, vesting period variance	5 years
Long term restricted stock unit program two series two [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted stock units, vesting period	ten years
Performance Share Unit [member] | AB inBev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares grant the right to receive	1
Long Term Restricted Stock Unit Program Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	5 years
Share-based compensation grant date fair value	100,000	100,000
Share-based compensation grant date fair value | $	$ 1,000,000	$ 1,000,000
Long Term Restricted Stock Unit Program Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	1,700,000
Fair value of stock options granted | $	$ 120,000,000
Restricted Stock Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value	10.9	5.5	2.3
Share-based compensation grant date fair value | $	$ 9,000,000	$ 153,000,000
Number of shares issued	200,000	1,600,000
Restricted Stock Units [member] | Management board members and other employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of stock options granted | $	$ 116,000,000
Number of shares issued	17,000,000	0
Restricted Stock Units [member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued	1,000,000	0